Trade Receivables (Tables) - Trade receivables [member]	12 Months Ended
Mar. 31, 2021
Statement [LineItems]
Summary of Financial Assets
Trade receivables as of March 31, 2020 and 2021 consist of the following:

	Yen (millions)
	2020	2021
Trade accounts and notes receivable	¥526,403	¥689,347
Other	118,808	122,988
Allowance for impairment losses	(11,302)	(10,521)

Total	¥633,909	¥801,814

Changes in Allowance for Doubtful Accounts
The changes in the allowance for impairment losses on trade receivables for the years ended March 31, 2019, 2020 and 2021 are as follows:

	Yen (millions)
	2019	2020	2021
Balance at beginning of year	¥14,389	¥12,555	¥11,302

Remeasurement	¥251	¥589	¥516
Write-offs	(1,590)	(971)	(1,312)
Exchange differences on translating foreign operations	(495)	(871)	15

Balance at end of year	¥12,555	¥11,302	¥10,521